Expense Example	Jul. 29, 2026 USD ($)
Plumb Balanced Fund | Plumb Balanced Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 147
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,826
Plumb Balanced Fund | Plumb Balanced Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,548
Plumb Equity Fund | Plumb Equity Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,403
Plumb Equity Fund | Plumb Equity Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	$ 2,150